INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current Deferred Tax Assets
Total Current Deferred Tax Assets	$ 109,630	$ 50,872
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	3,706,452	4,241,995
Deferred Tax Valuation Allowance	(3,816,082)	(4,292,867)
Total Non-Current Deferred Tax Assets	(109,630)	(50,872)
Total Deferred Tax Assets (Net)	0	0
Warrant Derivative Liability [Member]
Current Deferred Tax Assets
Total Current Deferred Tax Assets	88,204	28,209
Provision For Annual Leave [Member]
Current Deferred Tax Assets
Total Current Deferred Tax Assets	21,426	18,848
Superannuation [Member]
Current Deferred Tax Assets
Total Current Deferred Tax Assets	0	3,815
Prepaid Investor Services [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	185,025	751,917
Prepaid Expenses [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Prepaid Insurance [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Accounts Payable/Trade Creditors [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Patent Costs [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	59,995	59,473
Capital Raising Costs [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	23,261	28,622
Legal Costs [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	23,583	29,019
Intellectual Property [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	11,612	14,288
Formation Expense [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	7,117	8,757
Net Operating Loss Carryover [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	3,426,149	3,259,060
Foreign Exchange Loss (OCI) [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	$ (30,290)	$ 90,859